Revenue and other income - Disclosure of government financing for research expenditures (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Research tax credit	€ 2,548	€ 3,189
Grant	0	0
Government financing for research expenditures	€ 2,548	€ 3,189